Business Combinations - Schedule of Purchase Consideration, and the Tangible and Intangible Assets Acquired, and Liabilities Assumed (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018
Current assets
Goodwill	$ 33,159,000	$ 33,159,000	$ 33,159,000	$ 34,811,000
DogBuddy
Current assets
Cash and cash equivalents					$ 5,219,000
Accounts receivable					7,000
Prepaid expenses and other current assets					163,000
Total current assets					5,389,000
Property and equipment					67,000
Intangible assets					10,850,000
Goodwill					23,728,000
Other noncurrent assets					57,000
Total assets					40,091,000
Current liabilities
Accounts payable					28,000
Accrued expenses and other current liabilities					74,000
Deferred revenue					109,000
Pet parent deposits					681,000
Total current liabilities					892,000
Deferred tax liability					1,551,000
Total liabilities					2,443,000
Total consideration					$ 37,648,000